Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Benefit Pension Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Service costs	₱ 1,101	₱ 1,042	₱ 1,016
Interest costs on benefit obligation	75	24	(73)
Curtailment and others	64	130	272
Unfunded status – net	(3,643)	(3,391)	(3,442)
Accrued benefit costs	3,810	3,548	3,541
Prepaid benefit costs	167	157	99
Net periodic benefit costs	1,240	1,196	1,215
Present value of defined benefit obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of defined benefit obligations at beginning of the period	17,376	17,964	15,883
Service costs	1,101	1,042	1,016
Interest costs on benefit obligation	1,059	1,043	1,065
Actuarial losses on obligations – experience	(35)	437	154
Actuarial gains on obligations - economic assumptions	(122)	(496)	2,303
Actual benefits paid/settlements	(1,686)	(2,744)	(2,848)
Curtailment and others	93	130	391
Present value of defined benefit obligations at end of the period	17,786	17,376	17,964
Plan assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Actual benefits paid/settlements	(1,599)	(2,820)	(2,510)
Fair value of plan assets at beginning of the period	13,985	14,522	16,291
Actual contributions	1,533	3,201	4,507
Interest income on plan assets	984	1,019	1,138
Return on plan assets (excluding amount included in net interest)	(760)	(1,937)	(4,904)
Fair value of plan assets at end of the period	₱ 14,143	₱ 13,985	₱ 14,522